Income Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 2,605,452	¥ 16,877,599	¥ 17,783,174	¥ 13,815,469
Non-PRC	3,246,322	21,029,024	(3,298,768)	(1,598,762)
Income before income taxes	$ 5,851,774	¥ 37,906,623	¥ 14,484,406	¥ 12,216,707